Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of employee benefits

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019

Salaries and wages	$32,307	$15,269	$8,956	$9,423
Share-based payments	2,524
Social security costs	6,148	2,935	1,649	352
Pension costs - defined contribution plans	2,685	1,588	674	132
Total employee benefits	$43,664	$19,792	$11,279	$9,907